RELATED PARTY TRANSACTIONS (Details) - USD ($)						3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Sep. 12, 2025	Apr. 07, 2025	Aug. 02, 2024	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Apr. 25, 2026	Jun. 20, 2024	Mar. 31, 2024
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate purchase price of shares							$ 5,387,388	$ 5,387,388
Cancellation of ordinary shares (in Shares)								2,437,288
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	1,908,348	1,908,348				1,908,348		1,908,348	1,437,500
Ordinary shares, shares outstanding (in Shares)	1,908,348	1,908,348				1,908,348		1,908,348	1,437,500
Underwriter exercised description				On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 7, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit.				On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 9, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit. Upon the full exercise of the over-allotment option, all of the 187,500 Founder Shares are no longer subject to forfeiture. As of March 31, 2026, excluding shares subject to redemption, there were 1,908,348 ordinary shares issued and outstanding, including ordinary shares underlying Units that have not been separated as of such date.
Founder shares (in Shares)				187,500
Initial business combination redeem percentage						100.00%		100.00%
Public price per share (in Dollars per share)	$ 10	$ 10				$ 10		$ 10
Convertible price per unit (in Dollars per share)	$ 10	$ 10				$ 10		$ 10
Principal amount								$ 313,401
Outstanding borrowings under related party loans						$ 450,000		450,000
Administrative support services expense						30,000	30,000	120,000
Due to sponsor	$ 150,000	$ 120,000				150,000		120,000	0
Principal amount of promissory note	919,053	763,401				919,053		763,401
Repayment of unsecured promissory note						0	337,584	337,584	79,000
Sponsor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to sponsor	0	120,000				0		120,000
Sponsor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Principal amount		450,000						$ 450,000
Related Party [Member] | Administrative Support Services [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payment for rent expense						$ 10,000			10,000
Promissory Note Two [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Principal amount			$ 1,000,000
Conversion price (in Dollars per share)			$ 10
Description of debt instrument equity shares			Each unit consists of one ordinary share and one right to receive one-fifth of one ordinary share.
Principal amount	$ 469,053	$ 313,401
Extension Note [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Conversion price (in Dollars per share)		$ 10						$ 10		$ 10
Description of debt instrument equity shares						with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share		with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share
Promissory Note [Member] | UY Scuti Investments Limited [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Line of credit facility, maximum borrowing capacity											$ 500,000
Promissory Note I [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Principal amount of promissory note									$ 337,584
Repayment of unsecured promissory note								$ 337,584
Founder Share [Member] | UY Scuti Investments Limited [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Purchase of ordinary shares (in Shares)					1,725,000
Aggregate purchase price of shares					$ 25,000
Cancellation of ordinary shares (in Shares)					287,500
Repurchase of remaining ordinary shares (in Shares)					1,437,500
Aggregate purchase price of remaining ordinary shares					$ 25,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Percentage of founder shares agreed not to transfer and or sell until short period.	100.00%	100.00%				100.00%		100.00%
Threshold period after completion of initial business combination						6 months		6 months
Minimum holding period for shares after business combination						150 days		150 days
Common Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate purchase price of shares							$ 0
Ordinary shares, shares issued (in Shares)									1,437,500			1,437,500
Ordinary shares, shares outstanding (in Shares)									1,437,500			1,437,500
Maximum [Member] | Founder Share [Member] | UY Scuti Investments Limited [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Ordinary shares subject to forfeiture if the over-allotment option is not exercised (in Shares)		187,500						187,500	187,500
Ordinary shares issued, price per share (in Dollars per share)	$ 12	$ 12				$ 12		$ 12
Maximum [Member] | Common Stock [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt conversion converted instrument amount						$ 1,500,000		$ 1,500,000